Net Interest Income - Summary of Net Interest Income (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income on financial assets at fair value through other comprehensive income	£ 38	£ 155
Interest expense on derivatives hedging debt issuances	451	310
Interest expense on lease liabilities	£ 3	£ 4